American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
June 30, 2023

Small Cap Dividend - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 91.6%
Aerospace and Defense — 2.8%
Cadre Holdings, Inc.	2,934	63,961
Leonardo DRS, Inc.(1)(2)	3,510	60,863
Park Aerospace Corp.	7,506	103,583
		228,407
Automobile Components — 1.0%
Atmus Filtration Technologies, Inc.(1)	3,768	82,745
Banks — 17.5%
Columbia Banking System, Inc.	6,566	133,158
Financial Institutions, Inc.	3,447	54,256
First Interstate BancSystem, Inc., Class A	3,516	83,821
First Merchants Corp.	1,077	30,404
FNB Corp.	13,209	151,111
HBT Financial, Inc.	1,134	20,911
Home BancShares, Inc.	8,652	197,266
Pacific Premier Bancorp, Inc.	7,764	160,560
Popular, Inc.	2,711	164,070
Premier Financial Corp.	2,717	43,526
Provident Financial Services, Inc.	1,904	31,111
Towne Bank	1,681	39,066
United Bankshares, Inc.	4,552	135,058
Valley National Bancorp	10,056	77,934
Webster Financial Corp.	3,207	121,064
		1,443,316
Building Products — 2.7%
Fortune Brands Innovations, Inc.	1,607	115,624
Tecnoglass, Inc.	2,153	111,224
		226,848
Capital Markets — 3.5%
Carlyle Group, Inc.	2,705	86,425
Patria Investments Ltd., Class A	8,637	123,509
Sculptor Capital Management, Inc.	8,587	75,823
		285,757
Chemicals — 2.3%
Chase Corp.	602	72,975
Element Solutions, Inc.	2,069	39,725
Mativ Holdings, Inc.	2,420	36,590
RPM International, Inc.	474	42,532
		191,822
Commercial Services and Supplies — 2.1%
Brink's Co.	2,560	173,645
Containers and Packaging — 3.4%
Graphic Packaging Holding Co.	8,674	208,436
Sonoco Products Co.	1,167	68,877
		277,313
Diversified Consumer Services — 0.9%
H&R Block, Inc.	2,450	78,082
Electric Utilities — 0.8%
ALLETE, Inc.	1,177	68,231

Electronic Equipment, Instruments and Components — 3.7%
Avnet, Inc.	3,390	171,025
Vishay Intertechnology, Inc.	4,720	138,768
		309,793
Energy Equipment and Services — 2.4%
ChampionX Corp.	6,380	198,035
Financial Services — 4.9%
Alerus Financial Corp.	1,754	31,537
Compass Diversified Holdings(2)	6,372	138,209
Enact Holdings, Inc.	1,986	49,908
EVERTEC, Inc.	5,098	187,759
		407,413
Gas Utilities — 1.2%
Northwest Natural Holding Co.	317	13,647
Southwest Gas Holdings, Inc.	1,302	82,872
		96,519
Health Care Equipment and Supplies — 1.6%
Embecta Corp.	4,533	97,913
Utah Medical Products, Inc.	378	35,229
		133,142
Health Care Providers and Services — 1.0%
Patterson Cos., Inc.	2,447	81,387
Health Care REITs — 1.5%
CareTrust REIT, Inc.	4,602	91,396
LTC Properties, Inc.	1,007	33,251
		124,647
Household Durables — 1.7%
Leggett & Platt, Inc.	4,724	139,925
Household Products — 2.0%
Spectrum Brands Holdings, Inc.	2,099	163,827
Insurance — 5.5%
Axis Capital Holdings Ltd.	3,089	166,281
Fidelis Insurance Holdings Ltd.(1)	2,856	38,984
RenaissanceRe Holdings Ltd.	829	154,625
Selective Insurance Group, Inc.	1,001	96,046
		455,936
Leisure Products — 1.1%
Brunswick Corp.	1,017	88,113
Machinery — 5.1%
Hurco Cos., Inc.	1,001	21,672
IMI PLC	3,340	69,673
Luxfer Holdings PLC	8,138	115,804
Timken Co.	2,318	212,166
		419,315
Media — 3.8%
Cable One, Inc.	135	88,706
Entravision Communications Corp., Class A	25,531	112,081
John Wiley & Sons, Inc., Class A	3,401	115,736
		316,523
Multi-Utilities — 1.0%
NorthWestern Corp.	1,431	81,224

Office REITs — 2.0%
Cousins Properties, Inc.		3,604	82,171
Easterly Government Properties, Inc.		5,714	82,853
			165,024
Oil, Gas and Consumable Fuels — 3.3%
Hess Midstream LP, Class A		4,002	122,782
TXO Partners LP		6,799	147,198
			269,980
Professional Services — 0.2%
Public Policy Holding Co., Inc.		8,115	13,656
Retail REITs — 1.5%
Kite Realty Group Trust		3,035	67,802
NETSTREIT Corp.		3,402	60,794
			128,596
Semiconductors and Semiconductor Equipment — 1.7%
Kulicke & Soffa Industries, Inc.		2,312	137,448
Specialized REITs — 1.5%
Four Corners Property Trust, Inc.		4,841	122,961
Specialty Retail — 2.9%
Penske Automotive Group, Inc.		502	83,648
Valvoline, Inc.		4,151	155,704
			239,352
Textiles, Apparel and Luxury Goods — 3.5%
Ralph Lauren Corp.		1,123	138,466
Tapestry, Inc.		3,592	153,738
			292,204
Trading Companies and Distributors — 1.5%
Applied Industrial Technologies, Inc.		836	121,078
TOTAL COMMON STOCKS (Cost $7,443,988)			7,562,264
PREFERRED STOCKS — 2.7%
Banks — 1.2%
F.N.B. Corp., 7.25%		1,321	31,677
Valley National Bancorp, 6.25%		3,620	66,898
			98,575
Financial Services — 1.5%
Compass Diversified Holdings, 7.875%		4,743	124,551
TOTAL PREFERRED STOCKS (Cost $226,194)			223,126
CONVERTIBLE PREFERRED STOCKS — 2.5%
Electronic Equipment, Instruments and Components — 2.5%
Coherent Corp., 6.00%, 7/1/23 (Cost $154,968)		908	206,252
CONVERTIBLE BONDS — 0.1%
Building Products — 0.1%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $12,902)	CAD	19,000	6,507
SHORT-TERM INVESTMENTS — 7.8%
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class		1,007	1,007
State Street Navigator Securities Lending Government Money Market Portfolio(3)		174,265	174,265
			175,272

Repurchase Agreements — 5.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $74,244), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $72,370)	72,340
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/41, valued at $399,912), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $392,165)	392,000
464,340
TOTAL SHORT-TERM INVESTMENTS (Cost $639,612)	639,612
TOTAL INVESTMENT SECURITIES — 104.7% (Cost $8,477,664)	8,637,761
OTHER ASSETS AND LIABILITIES — (4.7)%	(387,324)
TOTAL NET ASSETS — 100.0%	$8,250,437

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	66,657	GBP	52,457	Bank of America N.A.	9/29/23	$24
USD	3,053	GBP	2,419	Bank of America N.A.	9/29/23	(19)
						$5

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $170,007. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $174,265.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,478,935	$83,329	—
Preferred Stocks	223,126	—	—
Convertible Preferred Stocks	—	206,252	—
Convertible Bonds	—	6,507	—
Short-Term Investments	175,272	464,340	—
	$7,877,333	$760,428	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$24	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$19	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.